Borrowings - Aggregate maturities of the above long-term borrowings (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Aggregate maturities of the above long-term borrowings
2023	¥ 29,130
2025	500
2026	200
2027 and thereafter	1,300
Total	¥ 31,130